Restricted Net Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Restricted Net Assets [Line Items]
Minimum percentage, appropriation to the statutory surplus fund of the after-tax profits	10.00%
Maximum percentage of the registered capital where appropriation is not required	50.00%
Amount of restricted net assets of consolidated and unconsolidated subsidiaries	¥ 637,049
Statutory Reserves
Restricted Net Assets [Line Items]
Appropriations to statutory surplus fund and other reserve funds	¥ 0	¥ 701	¥ 155